Operating expenses by nature - One-off and adjusting items - operating (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of one-off operating items
One-off and adjusting items	£ 136	£ 21	£ 8
Acquisition and integration costs
Analysis of one-off operating items
One-off and adjusting items	5	13	15
Pension scheme closure in North America
Analysis of one-off operating items
One-off and adjusting items			£ (7)
Terminix acquisition costs
Analysis of one-off operating items
One-off and adjusting items	68	6
Terminix integration costs
Analysis of one-off operating items
One-off and adjusting items	62
Other
Analysis of one-off operating items
One-off and adjusting items	£ 1	£ 2